Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		1.90%
2019 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		(1.00%)
2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		1.80%
Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		3.10%
Unemployment Rate		(1.10%)
Public Consumption Percentage		3.60%
Inflation Rate.		2.00%
Domestic Demand Rate		3.10%
Exchange Rate		(0.40%)
Optimistic Case Scenario [Member] | 2019 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		4.60%
Unemployment Rate		4.70%
Public Consumption Percentage		3.80%
Inflation Rate.		1.90%
Domestic Demand Rate		4.90%
Exchange Rate		(2.80%)
Optimistic Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	4.90%	2.60%
Unemployment Rate	3.30%	(1.60%)
Public Consumption Percentage	4.30%	3.70%
Inflation Rate.	2.50%	1.70%
Domestic Demand Rate	3.90%	2.50%
Exchange Rate	(3.50%)	(1.30%)
Purchasing power rate	1.10%
Real compensation rate	1.20%
Optimistic Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	4.20%
Unemployment Rate	(4.70%)
Public Consumption Percentage	3.70%
Inflation Rate.	2.10%
Domestic Demand Rate	3.80%
Exchange Rate	0.70%
Purchasing power rate	1.20%
Real compensation rate	2.90%
Optimistic Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.80%
Unemployment Rate	2.70%
Public Consumption Percentage	3.00%
Inflation Rate.	2.20%
Domestic Demand Rate	4.00%
Exchange Rate	0.90%
Purchasing power rate	1.80%
Real compensation rate	3.70%
Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		3.20%
Unemployment Rate		(0.60%)
Public Consumption Percentage		10.20%
Inflation Rate.		1.10%
Domestic Demand Rate		5.10%
Exchange Rate		(0.40%)
Base Case Scenario [Member] | 2019 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		6.50%
Unemployment Rate		3.10%
Public Consumption Percentage		10.40%
Inflation Rate.		0.80%
Domestic Demand Rate		6.80%
Exchange Rate		(2.80%)
Base Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.90%	3.10%
Unemployment Rate	10.40%	(1.00%)
Public Consumption Percentage	2.70%	10.20%
Inflation Rate.	2.30%	1.70%
Domestic Demand Rate	2.30%	2.60%
Exchange Rate	(0.40%)	(1.30%)
Purchasing power rate	2.20%
Real compensation rate	2.00%
Base Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.70%
Unemployment Rate	(1.50%)
Public Consumption Percentage	3.00%
Inflation Rate.	2.10%
Domestic Demand Rate	3.40%
Exchange Rate	0.00%
Purchasing power rate	0.80%
Real compensation rate	1.90%
Base Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	3.60%
Unemployment Rate	(2.20%)
Public Consumption Percentage	2.70%
Inflation Rate.	2.20%
Domestic Demand Rate	3.60%
Exchange Rate	0.00%
Purchasing power rate	1.10%
Real compensation rate	3.00%
Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		(12.00%)
Public Consumption Percentage		2.90%
Inflation Rate.		3.10%
Domestic Demand Rate		0.90%
Exchange Rate		(3.20%)
Pessimistic Case Scenario [Member] | 2019 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate		25.30%
Public Consumption Percentage		(2.70%)
Inflation Rate.		4.10%
Domestic Demand Rate		(1.30%)
Exchange Rate		3.40%
Pessimistic Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	(2.20%)
Unemployment Rate	30.90%	34.10%
Public Consumption Percentage	(1.90%)	(2.90%)
Inflation Rate.	4.50%	2.80%
Domestic Demand Rate	(2.40%)	0.20%
Exchange Rate	18.00%	(2.80%)
Purchasing power rate	1.70%
Real compensation rate	0.20%
Pessimistic Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	2.40%
Unemployment Rate	28.30%
Public Consumption Percentage	1.40%
Inflation Rate.	0.70%
Domestic Demand Rate	2.30%
Exchange Rate	(6.90%)
Purchasing power rate	(0.70%)
Real compensation rate	(1.60%)
Pessimistic Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	5.10%
Unemployment Rate	(17.50%)
Public Consumption Percentage	3.80%
Inflation Rate.	2.10%
Domestic Demand Rate	5.30%
Exchange Rate	(5.90%)
Purchasing power rate	(1.70%)
Real compensation rate	2.30%